Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2022
Schedule IV - Reinsurance
Schedule IV - Reinsurance

Schedule IV — Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other		assumed
	amount	companies	companies	Net amount	to net

	($ in millions)
2022:
Life insurance in force	$317,116.8	$222,711.4	$374,462.3	$468,867.7	79.9%

Premiums:
Life insurance and annuities	$2,824.1	$297.9	$503.5	$3,029.7	16.6%
Accident and health insurance	2,392.4	157.8	—	2,234.6	—%
Total	$5,216.5	$455.7	$503.5	$5,264.3	9.6%

2021:
Life insurance in force(1)	$299,318.1	$195,641.7	$367,764.8	$471,441.1	78.0%

Premiums:
Life insurance and annuities	$2,693.4	$494.3	$494.3	$2,693.4	18.4%
Accident and health insurance	2,176.3	155.7	—	2,020.6	—%
Total	$4,869.7	$650.0	$494.3	$4,714.0	10.5%

2020:
Life insurance in force(1)	$294,161.3	$183,067.9	$331,394.6	$442,488.0	74.9%

Premiums:
Life insurance and annuities	$4,013.8	$452.5	$439.5	$4,000.8	11.0%
Accident and health insurance	2,036.6	156.6	—	1,880.0	—%
Total	$6,050.4	$609.1	$439.5	$5,880.8	7.5%
(1)	We identified immaterial corrections related to life insurance in force amounts reported in 2021 and 2020, which were updated in the 2022 Schedule IV above.